Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income	$ 411,768	$ 300,232	$ 253,922
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	34,576	21,651	7,955
Specific reserve, other real estate owned	2,538	1,627	2,655
Depreciation of bank premises and equipment	21,944	21,821	25,028
Gain on sale of bank premises and equipment	(198)	(3,110)	601
Gain on sale of other real estate owned	(7,370)	(2,096)	(170)
Accretion of investment securities discounts	(1,913)	(1,785)	(702)
Amortization of investment securities premiums	6,901	13,907	36,380
Investment securities transactions, net	3		16
Unrealized (gain) loss on equity securities with readily determinable fair values	(59)	721	123
Proceeds from settlements of claims			2,870
Stock based compensation expense	330	449	506
Earnings from affiliates and other investments	(983)	(15,894)	(68,034)
Deferred tax expense	22,950	10,619	3,542
(Increase) decrease in accrued interest receivable	(19,515)	(15,194)	7,288
(Increase) decrease in other assets	(7,297)	12,975	25,220
Increase (decrease) in other liabilities	10,757	42,018	(5,519)
Net cash provided by operating activities	474,432	387,941	291,681
Investing activities:
Proceeds from maturities of securities	51,167	2,200	1,200
Proceeds from sales and calls of available for sale securities	2,045	800	5,890
Purchases of available for sale securities	(1,079,215)	(1,455,249)	(2,856,135)
Principal collected on mortgage backed securities	629,194	756,092	1,612,679
Net (increase) decrease in loans	(632,976)	(228,340)	309,575
Purchases of other investments	(31,256)	(79,669)	(61,783)
Distributions from other investments	12,175	8,886	63,356
Purchases of bank premises and equipment	(27,497)	(19,213)	(10,390)
Proceeds from sales of bank premises and equipment	269	13,496	11,446
Proceeds from sales of other real estate owned	8,888	8,969	8,273
Net cash used in investing activities	(1,067,206)	(992,028)	(915,889)
Financing activities:
Net (decrease) increase in non-interest bearing demand deposits	(815,210)	7,529	1,122,712
Net (decrease) increase in savings and interest bearing demand deposits	(377,236)	155,220	738,043
Net increase (decrease) in time deposits	356,993	(120,619)	35,262
Net increase (decrease) in securities sold under repurchase agreements	99,225	(8,481)	11,524
Net decrease in other borrowed funds	(199)	(425,194)	(189)
Redemption of long-term debt	(25,774)
Purchase of treasury stock	(4,611)	(52,048)	(716)
Proceeds from stock transactions	1,167	1,537	2,414
Payments of cash dividends	(78,247)	(75,375)	(72,838)
Net cash (used in) provided by financing activities	(843,892)	(517,431)	1,836,212
(Decrease) increase in cash and cash equivalents	(1,436,666)	(1,121,518)	1,212,004
Cash and cash equivalents at beginning of period	2,087,724	3,209,242	1,997,238
Cash and cash equivalents at end of period	651,058	2,087,724	3,209,242
Supplemental cash flow information:
Interest paid	117,936	36,355	29,007
Income taxes paid	69,799	22,118	47,394
Non-cash investing and financing activities:
Purchases of available-for-sale securities not yet settled		80,000
Net transfers from loans to other real estate owned	$ 600	835	$ 16,388
Net transfers from bank premises and equipment to other assets		$ 2,476